LEASES (Tables)	9 Months Ended
Sep. 30, 2019
LEASES
Schedule of components of lease expense

Lease Cost/(Sublease Income) (in thousands)	Three Months Ended September 30, 2019	Nine Months Ended September 30, 2019
Operating lease cost	$1,223	$3,669
Short-term lease cost	463	1,480
Sublease income	(38)	(86)

Total lease cost	$1,648	$5,063

Schedule of right-of use assets and lease liabilities

Lease Assets/Liabilities (in thousands)	Balance Sheet Classification	September 30, 2019
Lease Assets
Right-of-use assets	Other long-term assets	$6,349

Lease Liabilities
Short-term lease liabilities	Other current liabilities	$3,046
Long-term lease liabilities	Other long-term liabilities	3,495

Total lease liabilities		$6,541

Schedule of supplemental information

(in thousands)	Nine Months Ended September 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used by operating leases	$3,696
Right-of-use assets obtained in exchange for new operating lease liabilities	9,701
Right-of-use assets obtained in exchange for new finance lease liabilities	27
Weighted-average remaining lease term - operating leases	2.25 years
Weighted-average remaining lease term - finance leases	4.48 years
Weighted-average discount rate - operating leases	9%
Weighted-average discount rate - finance leases	9%

Schedule of remaining lease payments under operating leases

Year Ended December 31,	Operating Leases	Finance Leases
	(in thousands)
Remainder of 2019	$1,136	$1
2020	3,060	6
2021	2,208	6
2022	646	6
2023	144	6
Thereafter	1	1

Total lease payments	$7,195	$26
Less: interest	(678)	(1)

Present value of lease liabilities	$6,517	$25

Schedule of remaining lease payments under finance leases

 Total remaining lease payments under the Company's operating and finance leases are as follows:

Year Ended December 31,	Operating Leases	Finance Leases
	(in thousands)
Remainder of 2019	$1,136	$1
2020	3,060	6
2021	2,208	6
2022	646	6
2023	144	6
Thereafter	1	1

Total lease payments	$7,195	$26
Less: interest	(678)	(1)

Present value of lease liabilities	$6,517	$25